Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Schedule of components of cash and cash equivalents

As at December 31	2025	2024
Bank balances	$29,032	$25,205
Short-term deposits	42,252	11,040
Total cash and cash equivalents	$71,284	$36,245